Fair Value Measurement - Carrying Amount and Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Assets:
Cash and due from financial institutions	$ 40,519	$ 36,695	$ 35,561	$ 29,858
Securities available for sale	231,062	195,864
Loans, net of allowance for loan losses	1,151,527	1,042,201
Other securities	14,247	14,055
Bank owned life insurance	25,125	24,552
Accrued interest receivable	4,488	3,854
Financial Liabilities:
Time deposits	223,902
Short-term FHLB advances	10,000
Long-term FHLB advances	15,000	17,500
Securities sold under agreement to repurchase	21,755	28,925	$ 25,040
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	40,519	36,695
Securities available for sale	231,062	195,864
Loans, held for sale	2,197	2,268
Loans, net of allowance for loan losses	1,151,527	1,042,201
Other securities	14,247	14,055
Bank owned life insurance	25,125	24,552
Accrued interest receivable	4,336	3,854
Fair value swap asset	1,560	1,839
Financial Liabilities:
Nonmaturing deposits	981,021	913,677
Time deposits	223,902	207,426
Short-term FHLB advances	56,900	31,000
Long-term FHLB advances	15,000	17,500
Securities sold under agreement to repurchase	21,755	28,925
Subordinated debentures	29,427	29,427
Accrued interest payable	410	181
Swap liability	1,560	1,839
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	40,519	36,695
Securities available for sale	231,062	195,864
Loans, held for sale	2,197	2,268
Loans, net of allowance for loan losses	1,146,969	1,047,329
Other securities	14,247	14,055
Bank owned life insurance	25,125	24,552
Accrued interest receivable	4,336	3,854
Fair value swap asset	1,560	1,839
Financial Liabilities:
Nonmaturing deposits	981,021	913,677
Time deposits	223,626	207,784
Short-term FHLB advances	56,900	31,000
Long-term FHLB advances	14,964	17,553
Securities sold under agreement to repurchase	21,755	28,925
Subordinated debentures	31,052	27,414
Accrued interest payable	410	181
Swap liability	1,560	1,839
(Level 1) [Member]
Financial Assets:
Cash and due from financial institutions	40,519	36,695
Loans, held for sale	2,197	2,268
Other securities	14,247	14,055
Bank owned life insurance	25,125	24,552
Accrued interest receivable	4,336	3,854
Financial Liabilities:
Nonmaturing deposits	981,021	913,677
Short-term FHLB advances	56,900	31,000
Securities sold under agreement to repurchase	21,755	28,925
Accrued interest payable	410	181
(Level 2) [Member]
Financial Assets:
Securities available for sale	231,062	195,864
Fair value swap asset	1,560	1,839
Financial Liabilities:
Swap liability	1,560	1,839
(Level 3) [Member]
Financial Assets:
Loans, net of allowance for loan losses	1,146,969	1,047,329
Financial Liabilities:
Time deposits	223,626	207,784
Long-term FHLB advances	14,964	17,553
Subordinated debentures	$ 31,052	$ 27,414